Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Number of purchase unit (in Shares)	10,000	10,000
Supplies outstanding (in Shares)	3,000	3,000
Commitment amount	$ 92	$ 92
Remaining purchase obligation	146	$ 146
Primarily related to an advisor fee	$ 238
Convertible debenture percentage	12.50%	12.50%
Claims damages cost	$ 6,207	$ 6,207
Severance and related expense	696	576
Accrued severance expense	879	999
Management expenses	$ 9,130	$ 8,695
Shares issued (in Shares)	4,321,875	50,000